UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/06

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
High-Yield Fund

Mid-Year Report
June 30, 2006

Seeking a High Level of Current Income and the Potential for Capital Appreciation by Investing in a Diversified Portfolio of High-Yield Securities

J. & W. Seligman & Co.
Incorporated
Established 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	5

Understanding and Comparing Your Fund’s Expenses	7

Portfolio of Investments	8

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Notes to Financial Statements	21

Financial Highlights	28

Report of Independent Registered Public Accounting Firm	34

Trustees and Executive Officers	35

Additional Fund Information	36

To The Shareholders

Your mid-year shareholder report for Seligman High-Yield Fund follows this letter. The report contains the Fund’s investment results, portfolio of investments, and audited financial statements.

For the six months ended June 30, 2006, Seligman High-Yield Fund delivered a total return, based on the net asset value of Class A shares, of 1.82%. During the same period, the Fund’s peers, as measured by the Lipper High Current Yield Funds Average, posted a total return of 2.45%, and the Fund’s benchmark, the Citigroup US High-Yield Market Index, returned 2.86%.

We are pleased to announce that, on March 1, 2006, Mr. Paul A. Langlois and Mr. Henry P. Rose were named Co-Portfolio Managers of the Fund, with J. Eric Misenheimer leading the Fund’s investment team as Portfolio Manager. Since joining the Seligman High-Yield Team in March 2002, Mr. Langlois provides research and contributions to investment decisions primarily in, though not limited to, the consumer, paper/packaging, and transportation sectors. Mr. Langlois is a Certified Financial Analyst with 15 years of investment industry experience. Mr. Rose joined the Seligman High-Yield Team in May 2005 and provides research and contributions to the investment decisions primarily in, though not limited to, the media, metal/mining, and utility sectors. Mr. Rose has more than 20 years of investment industry experience.

We appreciate your continued support of Seligman High-Yield Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Trustees,

William C. Morris
Chairman

Brian T. Zino
President

August 22, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
	General Counsel		United States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue	Independent Registered		Service
New York, NY 10017	Public Accounting Firm
Deloitte & Touche LLP

Performance Overview

This section of the report is intended to help you understand the performance of Seligman High-Yield Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after date of purchase. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
__________
[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectus or statement of additional information.

Performance Overview

Investment Results
Total Returns
For Periods Ended June 30, 2006
		Average Annual
	Six Months*	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	(3.15)%	(2.04)%	1.99%	1.43%		n/a	n/a	n/a
Without Sales Charge	1.82	2.86	3.00	1.92		n/a	n/a	n/a
Class B
With CDSC†	(3.46)	(2.67)	2.00	n/a		n/a	n/a	n/a
Without CDSC	1.45	2.11	2.28	1.29	†††	n/a	n/a	n/a
Class C
With Sales Charge and CDSC††	(0.73)	(0.03)	2.03	n/a		(1.52)%	n/a	n/a
Without Sales Charge and CDSC	1.14	1.80	2.22	n/a		(1.38)	n/a	n/a
Class D
With 1% CDSC	0.17	0.85	n/a	n/a		n/a	n/a	n/a
Without CDSC	1.14	1.80	2.22	1.15		n/a	n/a	n/a
Class I	2.04	3.00	n/a	n/a		n/a	5.65%	n/a
Class R
With 1% CDSC	0.72	1.36	n/a	n/a		n/a	n/a	n/a
Without CDSC	1.70	2.31	n/a	n/a		n/a	n/a	6.50%
Benchmarks
Lipper High Current
Yield Funds Average**	2.45	4.70	7.37	5.25		4.39	7.90	8.58
Citigroup US High-Yield
Market Index**	2.86	4.14	8.84	6.73		5.73#	9.04	9.07

__________
See footnotes on page 4.

Performance Overview

Investment Results				Dividend Per Share and Yield Information
Net Asset Value Per Share				For Periods Ended June 30, 2006
	6/30/06	12/31/05	6/30/05	Dividendsø	SEC 30-Day Yieldsøø
Class A	$3.25	$3.31	$3.40	$0.1205	5.93%
Class B	3.26	3.32	3.41	0.1084	5.47
Class C	3.26	3.33	3.42	0.1084	5.41
Class D	3.26	3.33	3.42	0.1084	5.48
Class I	3.25	3.31	3.40	0.1277	6.41
Class R	3.25	3.31	3.41	0.1166	6.00

*	Returns for periods of less than one year are not annualized.
**
The Citigroup US High-Yield Market Index (“Citigroup Index”) and the Lipper High Current Yield Funds Average (“Lipper Average”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges, and the Citigroup Index also excludes the effect of fees. The Lipper Average is an average of funds that aim at high (relative) current yield from fixed income securities, has no quality or maturity restrictions, and tend to invest in lower-grade debt instruments. The Citigroup Index captures the performance of below investment-grade debt issues of corporations domiciled in the United States or Canada. Investors cannot invest directly in an average or an index.

Ø	Represents per share amount paid or declared for the six months ended June 30, 2006.
ØØ	Current yield, representing the annualized yield for the 30-day period ended June 30, 2006, has been computed in accordance with SEC regulations and will vary.
†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods up to 18 months.
†††	Ten-year return from inception of Class B shares reflects automatic conversion to Class A shares approximately eight years after date of purchase.
#	From May 31, 1999.

Portfolio Overview

Largest Industries
June 30, 2006

Percent of Net Assets

Largest Portfolio Changes
During Past Six Months
Largest Purchases	Largest Sales
iShares Russell 2000 Index Fund*	Dow Jones CDX HY 7.25%, 12/29/2010**
SPDR Trust (Series 1)*	Dow Jones CDX HY 8.25%, 12/29/2010**
Dynegy Holdings 8.375%, 5/1/2016*	Western Financial Bank 9.625%, 5/15/2012**
General Motors 8.375%, 7/15/2033*	Pilgrim’s Pride 9.25%, 11/15/2013**
RH Donnelley 8.875%, 1/15/2016*	Trains HY-2005-1 7.651%, 6/15/2015**
Echostar DBS 7.125%, 2/1/2016*	CSC Holdings 7.875%, 12/15/2007**
General Motors 6.875%, 8/28/2012*	SBA Telecommunications 0% (9.75%), 12/15/2011**
Starwood Hotels and Resorts Worldwide 7.875%, 5/1/2012*	American Tower 7.5%, 5/1/2012**
Delhaize America 8.125%, 4/15/2011*	Resolution Performance Products 9.50%, 4/15/2010**
Allegheny Energy Supply 7.8%, 3/15/2011*	UAP Holding 0% (10.75%), 7/15/2012**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
____________
*	Position added during the period.
**	Position eliminated during the period.

Portfolio Overview

Top Ten Companies†
June 30, 2006
Security	Value	Percent of Net Assets
General Motors	$8,049,520	2.2%
El Paso	7,472,650	2.0
AES	7,151,584	1.9
Charter Communications Holdings	6,029,437	1.6
Edison Mission Energy	5,607,875	1.5
Dynegy Holdings	5,255,250	1.4
US Steel	5,052,095	1.4
iShares Russell 2000 Index Fund	4,898,188	1.3
SPDR Trust (Series 1)	4,742,453	1.3
Reynolds American	4,539,839	1.2

The amounts shown for the top ten companies represent the aggregate value of the Fund’s investments in securities issued by the companies or their affiliates.

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

Ratings§		Weighted
June 30, 2006		Average Maturityø	7.27 years
	Moody’s
Ba	36.8%
B	49.3
Caa	13.6
Nonrated	0.3
__________
†	Excludes short-term holdings.
§	Credit ratings are those issued by Moody’s Investors Services, Inc. (“Moody’s”). Percentages are based on the market values of long-term corporate bond holdings.
Ø	Excludes equity securities.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006 and held for the entire six-month period ended June 30, 2006.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/06	Annualized Expense Ratio*	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06
Class A	$1,000.00	1.33%	$1,018.20	$6.66	$1,018.20	$6.66
Class B	1,000.00	2.08	1,014.50	10.39	1,014.48	10.39
Class C	1,000.00	2.08	1,011.40	10.37	1,014.48	10.39
Class D	1,000.00	2.08	1,011.40	10.37	1,014.48	10.39
Class I	1,000.00	0.98	1,020.40	4.91	1,019.93	4.91
Class R	1,000.00	1.58	1,017.00	7.90	1,016.96	7.90

*
Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its fees, expenses and sales charges.

**
Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments
June 30, 2006

	Principal Amount	Value
Corporate Bonds 86.5%
Aerospace 2.2%
Aviall 7.625%, 7/1/2011	$500,000	$523,750
DRS Technologies:
6.625%, 2/1/2016	1,450,000	1,410,125
7.625%, 2/1/2018	475,000	475,000
K&F Acquisition 7.75%, 11/15/2014	1,550,000	1,534,500
L3 Communications 5.875%, 1/15/2015	1,940,000	1,818,750
Sequa 9%, 8/1/2009	2,250,000	2,385,000
		8,147,125
Airlines 0.3%
AMR 9%, 8/1/2012	1,000,000	992,500
Automobiles 2.7%
Ford Motors Credit:
8.625%, 11/1/2010	1,625,000	1,521,380
7%, 10/1/2013	475,000	409,356
General Motors 8.375%, 7/15/2033	3,900,000	3,159,000
General Motors Acceptance:
6.875%, 8/28/2012	2,375,000	2,240,383
8%, 11/1/2031	2,750,000	2,650,137
		9,980,256
Beverages 0.1%
Constellation Brands 8%, 2/15/2008	500,000	511,250
Building Products 0.3%
Texas Industries 7.25%, 7/15/2013	1,050,000	1,044,750
Cable 3.8%
Cablevision Systems 9.62%, 4/1/2009 ##	1,000,000	1,065,000
Charter Communications Holdings I 11%, 10/1/2015	1,900,000	1,672,000
Charter Communications Holdings II 10.25%, 9/15/2010	4,325,000	4,357,437
CSC Holdings 7.25%, 4/15/2012*##	1,000,000	970,000
Insight Midwest/Insight Capital 10.5%, 11/1/2010	2,475,000	2,592,563
Liberty Media 8.5%, 7/15/2029	1,000,000	977,572
Mediacom Broadband 11%, 7/15/2013	2,200,000	2,329,250
		13,963,822

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Principal Amount	Value
Capital Goods 2.6%
Blount 8.875%, 8/1/2012	$1,175,000	$1,175,000
Case New Holland 9.25%, 8/1/2011	500,000	528,750
Columbus McKinnon 10%, 8/1/2010	1,739,000	1,895,510
Norcross Safety Products 9.875%, 8/15/2011	3,100,000	3,231,750
Park-Ohio Industries 8.375%, 11/15/2014	3,300,000	2,920,500
		9,751,510
Chemicals 2.9%
Huntsman International 8.375%, 1/1/2015*##	500,000	471,250
Ineos Group Holdings 8.5%, 2/15/2016*	500,000	470,625
KI Holdings 0% (9.875%†), 11/15/2014	2,700,000	1,944,000
Nova Chemicals 8.405%, 11/15/2013##	1,000,000	997,500
Polyone 10.625%, 5/15/2010	1,425,000	1,539,000
Rockwood Specialties Group 10.625%, 5/15/2011	1,710,000	1,836,112
Terra Capital 11.5%, 6/1/2010	3,283,000	3,594,885
		10,853,372
Consumer Products 3.2%
AAC Group Holding 12.75%, 10/1/2012*#	1,000,000	1,005,000
ACCO Brands 7.625%, 8/15/2015	2,400,000	2,238,000
Jostens 0% (10.25%†), 12/1/2013	3,525,000	2,784,750
Playtex Products 9.375%, 6/1/2011	1,775,000	1,857,094
R.J. Reynolds Tobacco Holdings:
7.3%, 7/15/2015*	1,800,000	1,752,750
7.625%, 6/1/2016*	2,000,000	1,965,000
		11,602,594
Containers 3.2%
AEP Industries 7.875%, 3/15/2013	1,375,000	1,385,312
Ball 6.625%, 3/15/2018	1,450,000	1,355,750
BWAY 10%, 10/15/2010	2,255,000	2,379,025
Crown Cork & Seal:
8%, 4/15/2023	975,000	904,312
7.375%, 12/15/2026	2,700,000	2,382,750
Owens-Brockway Glass Container 8.25%, 5/15/2013	1,900,000	1,914,250
SGS International 12%, 12/15/2013*	950,000	954,750
Silgan Holdings 6.75%, 11/15/2013	500,000	490,000
		11,766,149
Diversified Telecommunication 2.4%
Citizens Communications:
9.25%, 5/15/2011	1,185,000	1,279,800
9%, 8/15/2031	1,000,000	1,017,500
Nordic 8.875%, 5/1/2016*	1,500,000	1,548,750
Qwest 7.875%, 9/1/2011	2,470,000	2,513,225
Qwest Communications International 8.67%, 2/15/2009##	1,000,000	1,023,750

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Principal Amount	Value
Diversified Telecommunication (continued)
Syniverse Technologies 7.75%, 8/15/2013	$950,000	$928,625
US West Communications 6.875%, 9/15/2033	500,000	435,000
		8,746,650
Electric 4.4%
Aquila 14.875%, 7/1/2012##	1,800,000	2,389,500
CMS Energy 7.5%, 1/15/2009	2,700,000	2,747,250
MSW Energy Holdings 8.5%, 9/1/2010	2,475,000	2,561,625
Nevada Power 8.25%, 6/1/2011	1,800,000	1,933,058
Sierra Pacific Resources:
8.625%, 3/15/2014	1,750,000	1,862,606
6.75%, 8/15/2017	950,000	902,330
TECO Energy 7.14875%, 5/1/2010##	2,000,000	2,055,000
TXU 5.55%, 11/15/2014	2,000,000	1,824,032
		16,275,401
Energy 4.6%
Atlas Pipeline Partners 8.125%, 12/15/2015*	950,000	951,187
El Paso:
7.875%, 6/15/2012	4,000,000	4,090,000
6.95%, 6/1/2028*	3,150,000	2,827,125
Frontier Oil 6.625%, 10/1/2011	1,100,000	1,058,750
Pacific Energy Partners 6.25%, 9/15/2015	1,900,000	1,852,500
Tesoro 6.25%, 11/1/2012*	1,940,000	1,852,700
Williams Companies:
7.625%, 7/15/2019	2,300,000	2,346,000
7.5%, 1/15/2031	2,000,000	1,940,000
		16,918,262
Environmental 0.8%
Allied Waste North America 8.5%, 12/1/2008	2,400,000	2,496,000
Browning-Ferris Industries 7.4%, 9/15/2035	500,000	447,500
		2,943,500
Finance 1.2%
E*TRADE Financial 7.375%, 9/15/2013	1,425,000	1,432,125
Omega Healthcare Investors 7%, 1/15/2016	950,000	909,625
UnumProvident 6.85%, 11/15/2015*	1,425,000	1,403,247
Ventas Realty 6.75%, 6/1/2010	500,000	497,500
		4,242,497

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Principal Amount	Value
Food Products 1.7%
Dean Foods 6.625%, 5/15/2009	$1,940,000	$1,935,150
Del Monte 6.75%, 2/15/2015	675,000	629,438
Reddy Ice Holdings 0% (10.5%†), 11/1/2012	3,800,000	3,078,000
Smithfield Foods 7%, 8/1/2011	500,000	486,250
		6,128,838
Food and Staples Retailing 0.8%
Ahold Finance USA 6.25%, 5/1/2009	500,000	496,250
Delhaize America 8.125%, 4/15/2011	1,940,000	2,049,967
Stater Brothers Holdings 8.125%, 6/15/2012	500,000	496,250
		3,042,467
Gaming 2.8%
Inn Of The Mountain Gods 12%, 11/15/2010	1,175,000	1,254,313
Mandalay Resort Group 9.375%, 2/15/2010	2,750,000	2,908,125
MGM Mirage 8.5%, 9/15/2010	3,800,000	3,966,250
San Pasqual Casino 8%, 9/15/2013*	950,000	952,375
Station Casinos 6.875%, 3/1/2016	1,350,000	1,265,625
		10,346,688
Healthcare Facilities and Supplies 5.6%
Coventry Health Care 8.125%, 2/15/2012	3,850,000	3,999,188
DaVita 7.25%, 3/15/2015	1,500,000	1,447,500
Fisher Scientific International 6.125%, 7/1/2015	1,235,000	1,196,406
Fresenius Medical Care Capital 7.875%, 6/15/2011	1,940,000	1,969,100
HCA:
6.5%, 2/15/2016	1,900,000	1,766,289
7.5%, 11/6/2033	1,900,000	1,746,070
HealthSouth:
11.41813%, 6/15/2014*##	1,000,000	1,002,500
10.75%, 6/15/2016*	2,000,000	1,970,000
Omnicare 6.875%, 12/15/2015	1,940,000	1,852,700
Universal Hospital Services 10.125%, 11/1/2011	3,525,000	3,683,625
		20,633,378
Home Builders 0.8%
K. Hovnanian Enterprises 6.5%, 1/15/2014	500,000	452,500
KB Home:
7.75%, 2/1/2010	500,000	502,500
6.25%, 6/15/2015	500,000	447,069
Standard Pacific 9.25%, 4/15/2012	500,000	499,375
WCI Communities 9.125%, 5/1/2012	1,000,000	942,500
		2,843,944
Household Products 0.5%
Central Garden and Pet 9.125%, 2/1/2013	1,825,000	1,888,875

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Principal Amount	Value
Leisure 2.7%
AMC Entertainment:
9.875%, 2/1/2012	$475,000	$475,000
11%, 2/1/2016	950,000	1,021,250
Cinemark USA 9%, 2/1/2013	475,000	501,125
HRP Myrtle Beach Operations 9.81813%, 4/1/2012*##	1,000,000	995,000
Intrawest 7.5%, 10/15/2013	3,525,000	3,525,000
Town Sports International 9.625%, 4/15/2011	2,293,000	2,378,987
Universal City Florida Holding 9.89875%, 5/1/2010##	1,000,000	1,037,500
		9,933,862
Lodging 2.4%
Felcor Lodging 8.5%, 6/1/2011##	2,625,000	2,795,625
Hilton Hotels 7.625%, 12/1/2012	1,940,000	2,009,508
Host Marriott 6.75%, 6/1/2016*	1,925,000	1,845,594
Starwood Hotels and Resorts Worldwide 7.875%, 5/1/2012	1,940,000	2,034,575
		8,685,302
Metals and Mining 7.1%
AK Steel 7.75%, 6/15/2012	1,140,000	1,122,900
Aleris International 9%, 11/15/2014	450,000	460,125
Earle M. Jorgensen 9.75%, 6/1/2012	3,050,000	3,263,500
Gerdau Ameristeel 10.375%, 7/15/2011	1,750,000	1,885,625
IMCO Recycling 10.375%, 10/15/2010	1,650,000	1,790,250
Massey Energy 6.875%, 12/15/2013*	500,000	467,500
Neenah Foundry 11%, 9/30/2010*	3,950,000	4,285,750
Novelis 8%, 2/15/2015*##	2,200,000	2,123,000
Peabody Energy 6.875%, 3/15/2013	500,000	493,750
Ryerson Tull 8.25%, 12/15/2011	2,000,000	1,985,000
UCAR Finance 10.25%, 2/15/2012	3,475,000	3,683,500
US Steel 10.75%, 8/1/2008	4,275,000	4,617,000
		26,177,900
Multiline Retail 0.3%
Stripes Acquisition 10.625%, 12/15/2013*	950,000	1,007,000
Oil, Gas and Consumable Fuels 2.0%
Chesapeake Energy:
7.625%, 7/15/2013	2,000,000	2,022,500
7%, 8/15/2014	1,520,000	1,478,200
Newfield Exploration 6.625%, 4/15/2016	950,000	900,125
Petrohawk Energy 9.125%, 7/15/2013*	1,000,000	1,000,000
Pioneer Natural Resources 6.875%, 5/1/2018	1,000,000	968,605
Whiting Petroleum 7%, 2/1/2014	950,000	902,500
		7,271,930

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Principal Amount	Value
Paper and Forest Products 2.3%
Abitibi-Consolidated:
8.829%, 6/15/2011##	$2,000,000	$1,960,000
8.375%, 4/1/2015	500,000	458,750
Bowater:
8.329%, 3/15/2010##	1,000,000	1,005,000
6.5%, 6/15/2013	1,250,000	1,093,750
Buckeye Technologies 8%, 10/15/2010	1,750,000	1,610,000
Domtar 7.875%,10/15/2011	950,000	897,750
Georgia-Pacific 8.875%, 5/15/2031	1,000,000	1,000,000
Jefferson Smurfit 8.25%, 10/1/2012	500,000	471,250
		8,496,500
Publishing 2.8%
Dex Media 0% (9%†), 11/15/2013	3,225,000	2,733,188
Houghton Mifflin 9.875%, 2/1/2013	2,375,000	2,475,938
Primedia 8.875%, 5/15/2011	2,250,000	2,171,250
R.H. Donnelley 8.875%, 1/15/2016*	2,975,000	3,015,906
		10,396,282
Road and Rail 0.6%
Progress Rail Services 8.5%, 4/1/2012*##	1,754,000	1,903,090
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	500,000	490,000
		2,393,090
Satellite 2.1%
Canadian Satellite Radio Holdings 12.75%, 2/15/2014*	950,000	931,000
Echostar DBS:
8.24%, 10/1/2008##	1,000,000	1,015,000
7.125%, 2/1/2016*	2,850,000	2,757,375
Sirius Satellite Radio 9.625%, 8/1/2013	1,500,000	1,413,750
XM Satellite Radio:
9.6%, 5/1/2013*##	800,000	738,000
9.75%, 5/1/2014*	1,000,000	920,000
		7,775,125
Services 1.8%
Hertz 8.875%, 1/1/2014*	1,900,000	1,957,000
Mobile Mini 9.5%, 7/1/2013	812,000	872,900
Service Corporation International 8%, 6/15/2017*##	2,950,000	2,773,000
Williams Scotsman 8.5%, 10/1/2015	950,000	942,875
		6,545,775

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Principal Amount	Value
Stores 1.6%
Asbury Automotive Group 9%, 6/15/2012	$1,775,000	$1,766,125
GSC Holdings 8.865%, 10/1/2011##	1,000,000	1,032,500
Neiman Marcus Group:
9%, 10/15/2015*	1,450,000	1,522,500
10.375%, 10/15/2015*	1,425,000	1,521,188
		5,842,313
Technology 4.4%
Amkor Technology 7.75%, 5/15/2013	500,000	454,375
IKON Office Solutions 7.75%, 9/15/2015	2,850,000	2,835,750
Nortel Networks:
9.73%, 7/15/2011*##	1,000,000	1,022,500
10.75%, 7/15/2016*	1,000,000	1,022,500
Serena Software 10.375%, 3/15/2016*	950,000	957,125
STATS ChipPac 7.5%, 7/19/2010	2,700,000	2,639,250
SunGard Data Systems 9.125%, 8/15/2013*	1,500,000	1,563,750
Viasystems 10.5%, 1/15/2011	1,175,000	1,157,375
Xerox:
9.75%, 1/15/2009	2,625,000	2,815,312
6.4%, 3/15/2016	1,750,000	1,660,313
		16,128,250
Textile, Apparel and Shoes 1.0%
Levi Strauss 9.74%, 4/1/2012##	1,500,000	1,533,750
Quiksilver 6.875%, 4/15/2015	2,125,000	1,986,875
		3,520,625
Utilities 6.8%
AES 9.375%, 9/15/2010	6,400,000	6,880,000
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000	2,085,000
Dynegy Holdings:
8.75%, 2/15/2012	1,925,000	1,963,500
8.375%, 5/1/2016*	3,325,000	3,291,750
Edison Mission Energy 7.73%, 6/15/2009	5,525,000	5,607,875
NRG Energy 7.375%, 2/1/2016	1,900,000	1,857,250
Reliant Energy 9.5%, 7/15/2013	3,525,000	3,560,250
		25,245,625
Wireless Telecommunication Services 1.7%
Dobson Communications 9.318%, 10/15/2012##	1,000,000	1,012,500
Rogers Wireless 7.25%, 12/15/2012	1,940,000	1,964,250
Rural Cellular 9.75%, 1/15/2010	3,325,000	3,329,156
		6,305,906
Total Corporate Bonds (Cost $320,501,614)		318,349,313

___________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Shares	Value
Common Stocks 8.7%
Aerospace 0.4%
BE Aerospace**	49,485	$1,131,227
Hexcel**	18,620	292,520
		1,423,747
Automobiles 0.3%
Honda Motor (ADR)	20,415	649,605
Toyota Motor (ADR)	5,960	623,356
		1,272,961
Communications Equipment 0.2%
Corning**	27,940	675,869
Computers and Peripherals 0.4%
Apple Computer**	14,325	819,820
Seagate Technology**	27,535	623,392
		1,443,212
Diversified Telecommunication 0.1%
Citizens Communications	23,630	308,371
Energy 0.7%
El Paso	37,035	555,525
Frontier Oil	15,090	488,916
Grant Prideco**	15,800	707,050
Hanover Compressor**	14,785	277,662
Tesoro	6,915	514,199
		2,543,352
Finance 0.3%
E*TRADE Financial**	34,310	782,954
Omega Healthcare Investors	30,195	399,178
		1,182,132
Food Products 0.2%
Pilgrim’s Pride	17,820	459,756
Smithfield Foods**	12,030	346,825
		806,581
Hotels, Restaurants and Leisure 0.3%
Boyd Gaming	6,204	250,393
Domino’s Pizza	23,335	577,308
Isle of Capri Casinos**	9,335	239,909
Pinnacle Entertainment**	5,775	177,004
		1,244,614

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Shares	Value
Household Durables 0.3%
Blount International**	34,660	$416,613
D.R. Horton	9,825	234,032
M.D.C. Holdings	4,570	237,320
Standard Pacific	7,250	186,325
		1,074,290
Index Derivatives 2.6%
iShares Russell 2000 Index Fund	68,125	4,898,188
SPDR Trust (Series 1)	37,260	4,742,453
		9,640,641
Machinery 0.1%
Actuant (Class A)	5,550	277,223
Metals and Mining 0.8%
Alcan	17,595	825,909
Century Aluminum**	21,400	764,301
Companhia Vale do Rio Doce (ADR)	11,220	269,729
Freeport-McMoRan Copper & Gold (Class B)	9,912	549,224
US Steel	6,205	435,095
		2,844,258
Oil, Gas and Consumable Fuels 0.5%
Chesapeake Energy	17,900	541,475
CONSOL Energy	14,560	680,243
Overseas Shipholding Group	5,280	312,312
Peabody Energy	4,870	271,503
		1,805,533
Paper and Forest Products 0.0%
Domtar**	27,190	168,034
Real Estate 0.1%
Senior Housing Properties Trust	25,645	459,302
Road and Rail 0.2%
Burlington Northern Santa Fe	8,405	666,096
Semiconductors and Semiconductor Equipment 0.2%
Freescale Semiconductor (Class A)**	19,245	558,105
Services 0.1%
Corrections Corporation of America**	6,095	322,669
Tobacco 0.2%
Reynolds American	7,130	822,089

__________
See footnotes on page 17.

Portfolio of Investments
June 30, 2006

	Shares or Principal Amount		Value
Utilities 0.3%
AES**	14,720	shs.	$271,584
Allegheny Energy Supply**	8,175		303,047
NRG Energy**	6,595		317,747
TECO Energy	9,650		144,171
			1,036,549
Wireless Telecommunication Services 0.4%
American Tower (Class A)**	21,515		669,547
Crown Castle International**	14,770		510,156
Dobson Communications**	13,865		107,523
Rural Cellular (Class A)**	11,595		127,081
			1,414,307
Total Common Stocks (Cost $33,851,144)			31,989,935
Short-Term Investments 1.8%
Time Deposit 1.8%
Citibank, Nassau 4.94%, 7/3/2006 (Cost $6,512,000)	$6,512,000		6,512,000
Total Investments (Cost $360,864,758) 97.0%			356,851,248
Other Assets Less Liabilities 3.0%			11,174,840
Net Assets 100.0%			$368,026,088

__________
*	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933.
**	Non-income producing security.
†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
#	Pay-in-kind bond.
##	Floating rate or multiple rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2006.
ADR - American Depositary Receipts.
See Notes to Financial Statements.

Statement of Assets and Liabilities
June 30, 2006

Assets:
Investments, at value:
Corporate bonds (cost $320,501,614)	$318,349,313
Common stocks (cost $33,851,144)	31,989,935
Short-term investments (cost $6,512,000)	6,512,000
Total investments (cost $360,864,758)	356,851,248
Cash (includes restricted cash of $4,000)	449,284
Receivable for securities sold	11,047,096
Receivable for dividends and interest	6,870,146
Receivable for shares of Beneficial Interest sold	3,451,638
Expenses prepaid to shareholder service agent	49,095
Other	53,334
Total Assets	378,771,841

Liabilities:
Payable for shares of Beneficial Interest repurchased	5,477,225
Payable for securities purchased	3,854,650
Dividends payable	908,253
Management fee payable	199,975
Distribution and service (12b-1) fees payable	189,064
Accrued expenses and other	116,586
Total Liabilities	10,745,753
Net Assets	$368,026,088

Composition of Net Assets:
Shares of Beneficial Interest, at par (unlimited shares authorized; $0.001 par value; 113,032,313 shares outstanding):
Class A	$55,419
Class B	26,162
Class C	9,248
Class D	19,460
Class I	2,416
Class R	327
Additional paid-in capital	1,821,579,881
Dividends in excess of net investment income	(1,281,564)
Accumulated net realized loss	(1,448,371,751)
Net unrealized depreciation of investments	(4,013,510)
Net Assets	$368,026,088

Net Asset Value Per Share:
Class A ($180,211,449 ÷ 55,418,691 shares)	$ 3.25	Class D ($63,504,492 ÷ 19,459,695 shares)	$ 3.26
Class B ($85,208,004 ÷ 26,162,588 shares)	$ 3.26	Class I ($7,857,446 ÷ 2,416,045 shares)	$ 3.25
Class C ($30,179,014 ÷ 9,247,767 shares)	$ 3.26	Class R ($1,065,683 ÷ 327,527 shares)	$ 3.25

__________
See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended June 30, 2006

Investment Income:
Interest	$15,034,214
Dividends (net of foreign taxes withheld of $592)	119,043
Other income	654,963
Total Investment Income	15,808,220

Expenses:
Management fee	1,285,560
Distribution and service (12b-1) fees	1,244,794
Shareholder account services	624,120
Registration	58,845
Custody and related services	56,595
Auditing and legal fees	51,587
Shareholder reports and communications	37,033
Trustees’ fees and expenses	7,791
Miscellaneous	17,185
Total Expenses	3,383,510
Net Investment Income	12,424,710

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	4,143,387
Net change in unrealized appreciation of investments	(9,859,229)
Net Loss on Investments	(5,715,842)
Increase in Net Assets from Operations	$6,708,868

__________
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$12,424,710	$33,464,369
Net realized gain on investments	4,143,387	9,647,552
Net change in unrealized appreciation of investments	(9,859,229)	(37,514,981)
Increase in Net Assets from Operations	6,708,868	5,596,940

Distributions to Shareholders:
Dividends from net investment income
Class A	(6,086,573)	(14,248,891)
Class B	(3,071,515)	(10,757,724)
Class C	(961,856)	(2,534,363)
Class D	(2,003,372)	(5,379,057)
Class I	(271,285)	(497,488)
Class R	(30,109)	(46,846)
Total	(12,424,710)	(33,464,369)
Dividends in excess of net investment income
Class A	(664,644)	(779,599)
Class B	(335,404)	(588,587)
Class C	(105,033)	(138,662)
Class D	(218,765)	(294,304)
Class I	(29,624)	(27,219)
Class R	(3,288)	(2,563)
Total	(1,356,758)	(1,830,934)
Decrease in Net Assets from Distributions	(13,781,468)	(35,295,303)

Capital Share Transactions:
Net proceeds from sales of shares	11,106,228	25,576,955
Investment of dividends	7,302,298	18,426,740
Exchanged from associated funds	5,121,878	22,483,216
Total	23,530,404	66,486,911
Cost of shares repurchased	(60,898,351)	(184,941,660)
Exchanged into associated funds	(8,676,277)	(37,117,937)
Total	(69,574,628)	(222,059,597)
Decrease in Net Assets from Capital Share Transactions	(46,044,224)	(155,572,686)

Decrease in Net Assets	(53,116,824)	(185,271,049)
Net Assets:
Beginning of period	421,142,912	606,413,961
End of Period (includes undistributed (dividends in excess of) net investment income of $(1,281,564) and $84,989, respectively)	$368,026,088	$421,142,912

__________
See Notes to Financial Statements.

Notes to Financial Statements

1.	Multiple Classes of Shares — Seligman High-Yield Fund (the “Fund”) is a series of Seligman High Income Fund Series (the “Series”). The Fund offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans that have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but in the event of a plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors

Notes to Financial Statements

as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund amortizes discount and premium on portfolio securities for financial reporting purposes.

d.
Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.
Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2006, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on ex-dividend dates.

g.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

3.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Series who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.65% per annum of the first $1 billion of the Fund’s average daily net assets and 0.55% per annum of the Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statement of Operations represents 0.65% per annum of the Fund’s average daily net assets.

Notes to Financial Statements

For the six months ended June 30, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares, and an affiliate of the Manager, received commissions and concessions of $6,531 from sales of Class A and Class C shares. Commissions of $28,017 and $4,372 were paid to dealers from sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2006, fees incurred under the Plan aggregated $228,866 or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2006, amounted to $1,098.

For the six months ended June 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of average daily net assets of Class R shares, amounted to $516,058, $161,730, $335,798, and $2,342, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A , Class C, Class D and Class R shares. For the six months ended June 30, 2006, such charges amounted to $2,031. The Distributor has sold to the Purchasers its rights to collect any CDSC imposed on redemptions of Class B shares.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees of $10,210.

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $624,120 for shareholder account services in accordance with a methodology approved by the Fund’s trustees. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman

Notes to Financial Statements

Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2006, the Series’ potential obligation under the Guaranties is $147,900. As of June 30, 2006, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The accumulated balance at December 31, 2005 of $24,507 was paid to the participating trustee in January 2006. As of June 30, 2006, no trustees were participating in the deferred compensation arrangement.

4.
Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The trustees have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2006, the Fund did not borrow from the credit facility.

5.
Purchases and Sales of Securities— Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006, amounted to $253,138,306 and $277,017,597, respectively.

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Fund’s year end.

Notes to Financial Statements

At June 30, 2006, the cost of investments for federal income tax purposes was $362,048,969. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $203,564 and the amortization of premium for financial reporting purposes of $980,647.

At June 30, 2006, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$4,900,606
Gross unrealized depreciation of portfolio securities	(10,098,327)
Net unrealized depreciation of portfolio securities	(5,197,721)
Undistributed ordinary income	510,163
Capital loss carryforwards	(1,449,160,150)
Current period net realized gains	180,881
Total accumulated losses	$(1,453,666,827)

At December 31, 2005, the Fund had net capital loss carryforwards for federal income tax purposes of $1,449,160,150, which are available for offset against future taxable net capital gains, with $79,049,643 expiring in 2007, $255,659,981 expiring in 2008, $668,622,539 expiring in 2009, $444,283,739 expiring in 2010, and $1,544,248 expiring in 2012. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards. There can be no assurance that the Fund will be able utilize all of these capital loss carryforwards before they expire.

For the six months ended June 30, 2006 and the year ended December 31, 2005, all of the distributions to shareholders were from ordinary income.

7.
Transactions in Shares of Beneficial Interest — The Fund has authorized unlimited shares of $0.001 par value Shares of Beneficial Interest. Transactions in Shares of Beneficial Interest were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,703,081	$5,651,659	5,153,980	$17,463,985
Investment of dividends	1,039,003	3,439,312	2,287,576	7,765,791
Exchanged from associated funds	610,013	2,024,938	4,420,651	14,857,283
Converted from Class B*	5,875,539	19,463,117	11,037,080	37,511,622
Total	9,227,636	30,579,026	22,899,287	77,598,681
Cost of shares repurchased	(8,283,151)	(27,444,644)	(22,939,945)	(77,879,047)
Exchanged into associated funds	(1,756,934)	(5,777,523)	(7,239,469)	(24,670,382)
Total	(10,040,085)	(33,222,167)	(30,179,414)	(102,549,429)
Decrease	(812,449)	$(2,643,141)	(7,280,127)	$(24,950,748)
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	162,284	$539,095	376,852	$1,285,893
Investment of dividends	459,917	1,525,831	1,520,848	5,180,643
Exchanged from associated funds	199,557	662,653	1,167,107	3,997,570
Total	821,758	2,727,579	3,064,807	10,464,106
Cost of shares repurchased	(5,144,461)	(17,077,616)	(17,840,995)	(60,865,088)
Exchanged into associated funds	(423,990)	(1,406,452)	(2,351,869)	(8,045,185)
Converted to Class A*	(5,855,881)	(19,425,761)	(11,000,238)	(37,450,772)
Total	(11,424,332)	(37,909,829)	(31,193,102)	(106,361,045)
Decrease	(10,602,574)	$(35,182,250)	(28,128,295)	$(95,896,939)

__________
See footnote on page 26.

Notes to Financial Statements

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	447,014	$1,485,375	594,687	$2,039,878
Investment of dividends	176,267	585,663	433,332	1,477,242
Exchanged from associated funds	74,296	246,494	612,817	2,072,364
Total	697,577	2,317,532	1,640,836	5,589,484
Cost of shares repurchased	(1,395,351)	(4,635,770)	(4,403,553)	(14,998,995)
Exchanged into associated funds	(228,518)	(757,186)	(694,254)	(2,356,021)
Total	(1,623,869)	(5,392,956)	(5,097,807)	(17,355,016)
Decrease	(926,292)	$(3,075,424)	(3,456,971)	$(11,765,532)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	585,949	$1,949,469	854,043	$2,918,070
Investment of dividends	426,863	1,418,323	1,007,293	3,432,128
Exchanged from associated funds	662,136	2,186,009	450,756	1,555,980
Total	1,674,948	5,553,801	2,312,092	7,906,178
Cost of shares repurchased	(3,332,455)	(11,082,811)	(8,797,255)	(30,007,302)
Exchanged into associated funds	(221,271)	(735,116)	(604,234)	(2,046,254)
Total	(3,553,726)	(11,817,927)	(9,401,489)	(32,053,556)
Decrease	(1,878,778)	$(6,264,126)	(7,089,397)	$(24,147,378)
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	302,935	$1,009,673	378,823	$1,280,944
Investment of dividends	90,845	300,607	153,917	521,617
Total	393,780	1,310,280	532,740	1,802,561
Cost of shares repurchased	(180,152)	(587,285)	(182,310)	(622,301)
Increase	213,628	$722,995	350,430	$1,180,260
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	130,465	$433,601	155,523	$527,335
Investment of dividends	9,839	32,562	14,545	49,319
Exchanged from associated funds	534	1,784	5	19
Increase	140,838	467,947	—	—
Cost of shares repurchased	(21,160)	(70,225)	(167,444)	(568,927)
Exchanged into associated funds	—	—	(27)	(95)
Total	(21,160)	(70,225)	(167,471)	(569,022)
Increase	119,678	$397,722	2,602	$7,651

__________
*
Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

8.
Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

Notes to Financial Statements

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman High-Yield Fund).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.
Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Financial Highlights

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$3.31	$3.51	$3.55	$3.16	$3.69	$4.99
Income (Loss) from Investment Operations:
Net investment income	0.11	0.24	0.27	0.26	0.28	0.47
Net realized and unrealized gain (loss) on investments	(0.05)	(0.19)	(0.04)	0.40	(0.47)	(1.21)
Total from Investment Operations	0.06	0.05	0.23	0.66	(0.19)	(0.74)
Less Distributions:
Dividends from net investment income	(0.11)	(0.24)	(0.27)	(0.26)	(0.28)	(0.47)
Dividends in excess of net investment income	(0.01)	(0.01)	—ø	(0.01)	—	—
Return of capital	—	—	—	—	(0.06)	(0.09)
Total Distributions	(0.12)	(0.25)	(0.27)	(0.27)	(0.34)	(0.56)
Net Asset Value, End of Period	$3.25	$3.31	$3.51	$3.55	$3.16	$3.69
Total Return	1.82%	1.57%	7.03%	21.84%	(5.35)%	(15.91)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$180,211	$186,311	$222,827	$248,869	$254,191	$360,394
Ratio of expenses to average net assets	1.33%†	1.36%	1.28%	1.30%	1.31%	1.16%
Ratio of net investment income to average net assets	6.66%†	7.05%	7.78%	7.88%	8.53%	10.61%
Portfolio turnover rate	68.38%	79.90%	53.38%	141.00%	117.82%	53.04%

__________
See footnotes on page 33.

Financial Highlights

Class B
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$3.32	$3.52	$3.55	$3.17	$3.70	$5.00
Income (Loss) from Investment Operations:
Net investment income	0.10	0.21	0.24	0.24	0.26	0.43
Net realized and unrealized gain (loss) on investments	(0.05)	(0.18)	(0.02)	0.39	(0.48)	(1.21)
Total from Investment Operations	0.05	0.03	0.22	0.63	(0.22)	(0.78)
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.24)	(0.24)	(0.25)	(0.43)
Dividends in excess of net investment income	(0.01)	(0.02)	(0.01)	(0.01)	—	—
Return of capital	—	—	—	—	(0.06)	(0.09)
Total Distributions	(0.11)	(0.23)	(0.25)	(0.25)	(0.31)	(0.52)
Net Asset Value, End of Period	$3.26	$3.32	$3.52	$3.55	$3.17	$3.70
Total Return	1.45%	0.84%	6.53%	20.64%	(6.07)%	(16.58)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$85,208	$122,052	$228,229	$319,267	$326,688	$483,041
Ratio of expenses to average net assets	2.08%†	2.11%	2.03%	2.05%	2.06%	1.91%
Ratio of net investment income to average net assets	5.91%†	6.30%	7.03%	7.13%	7.78%	9.86%
Portfolio turnover rate	68.38%	79.90%	53.38%	141.00%	117.82%	53.04%

__________
See footnotes on page 33.

Financial Highlights

Class C
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$3.33	$3.52	$3.56	$3.17	$3.70	$5.00
Income (Loss) from Investment Operations:
Net investment income	0.10	0.21	0.24	0.24	0.26	0.43
Net realized and unrealized gain (loss) on investments	(0.06)	(0.17)	(0.03)	0.40	(0.48)	(1.21)
Total from Investment Operations	0.04	0.04	0.21	0.64	(0.22)	(0.78)
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.24)	(0.24)	(0.25)	(0.43)
Dividends in excess of net investment income	(0.01)	(0.02)	(0.01)	(0.01)	—	—
Return of capital	—	—	—	—	(0.06)	(0.09)
Total Distributions	(0.11)	(0.23)	(0.25)	(0.25)	(0.31)	(0.52)
Net Asset Value, End of Period	$3.26	$3.33	$3.52	$3.56	$3.17	$3.70
Total Return	1.14%	1.13%	6.22%	20.98%	(6.08)%	(16.59)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$30,179	$33,833	$48,012	$59,892	$52,709	$78,721
Ratio of expenses to average net assets	2.08%†	2.11%	2.03%	2.05%	2.06%	1.91%
Ratio of net investment income to average net assets	5.91%†	6.30%	7.03%	7.13%	7.78%	9.86%
Portfolio turnover rate	68.38%	79.90%	53.38%	141.00%	117.82%	53.04%

___________
See footnotes on page 33.

Financial Highlights

Class D
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$3.33	$3.52	$3.56	$3.17	$3.70	$5.00
Income (Loss) from Investment Operations:
Net investment income	0.10	0.21	0.24	0.24	0.26	0.43
Net realized and unrealized gain (loss) on investments	(0.06)	(0.17)	(0.03)	0.40	(0.48)	(1.21)
Total from Investment Operations	0.04	0.04	0.21	0.64	(0.22)	(0.78)
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.24)	(0.24)	(0.25)	(0.43)
Dividends in excess of net investment income	(0.01)	(0.02)	(0.01)	(0.01)	—	—
Return of capital	—	—	—	—	(0.06)	(0.09)
Total Distributions	(0.11)	(0.23)	(0.25)	(0.25)	(0.31)	(0.52)
Net Asset Value, End of Period	$3.26	$3.33	$3.52	$3.56	$3.17	$3.70
Total Return	1.14%	1.13%	6.22%	20.98%	(6.08)%	(16.59)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$63,504	$70,959	$100,125	$128,582	$135,595	$217,133
Ratio of expenses to average net assets	2.08%†	2.11%	2.03%	2.05%	2.06%	1.91%
Ratio of net investment income to average net assets	5.91%†	6.30%	7.03%	7.13%	7.78%	9.86%
Portfolio turnover rate	68.38%	79.90%	53.38%	141.00%	117.82%	53.04%

__________
See footnotes on page 33.

Financial Highlights

Class I
	Six Months Ended	Year Ended December 31,				11/30/01* to
	6/30/06	2005	2004	2003	2002	12/31/01
Per Share Data:
Net Asset Value, Beginning of Period	$3.31	$3.51	$3.55	$3.16	$3.69	$3.77
Income (Loss) from Investment Operations:
Net investment income	0.12	0.25	0.29	0.28	0.29	0.02
Net realized and unrealized gain (loss) on investments	(0.05)	(0.18)	(0.04)	0.40	(0.47)	(0.05)
Total from Investment Operations	0.07	0.07	0.25	0.68	(0.18)	(0.03)
Less Distributions:
Dividends from net investment income	(0.12)	(0.25)	(0.29)	(0.28)	(0.29)	(0.01)
Dividends in excess of net investment income	(0.01)	(0.02)	—ø	(0.01)	—	—
Return of capital	—	—	—	—	(0.06)	(0.04)
Total Distributions	(0.13)	(0.27)	(0.29)	(0.29)	(0.35)	(0.05)
Net Asset Value, End of Period	$3.25	$3.31	$3.51	$3.55	$3.16	$3.69
Total Return	2.04%	2.01%	7.46%	22.38%	(5.02)%	(0.91)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,857	$7,299	$6,500	$5,472	$3,085	$53
Ratio of expenses to average net assets	0.98%†	0.91%	0.85%	0.95%	0.93%	0.78%†
Ratio of net investment income to average net assets	7.01%†	7.50%	8.21%	8.23%	8.91%	11.48%†
Portfolio turnover rate	68.38%	79.90%	53.38%	141.00%	117.82%	53.04%**
Without expense reimbursement:‡‡
Ratio of expenses to average net assets					0.98%	1.43%†
Ratio of net investment income to average net assets					8.86%	10.83%†

__________
See footnotes on page 33.

Financial Highlights

Class R
	Six Months Ended	Year Ended December 31,		4/30/03* to
	6/30/06	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$3.31	$3.51	$3.55	$3.37
Income (Loss) from Investment Operations:
Net investment income	0.11	0.23	0.25	0.17
Net realized and unrealized gain (loss) on investments	(0.05)	(0.19)	(0.02)	0.19
Total from Investment Operations	0.06	0.04	0.23	0.36
Less Distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.25)	(0.17)
Dividends in excess of net investment income	(0.01)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.12)	(0.24)	(0.27)	(0.18)
Net Asset Value, End of Period	$3.25	$3.31	$3.51	$3.55
Total Return	1.70%	1.32%	6.76%	10.99%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,066	$689	$720	$2
Ratio of expenses to average net assets	1.58%†	1.61%	1.53%	1.56%†
Ratio of net investment income to average net assets	6.41%†	6.80%	7.53%	7.64%†
Portfolio turnover rate	68.38%	79.90%	53.38%	141.00%‡

__________
†	Annualized.
*	Commencement of offering of shares.
**	For the year ended December 31, 2001.
‡	For the year ended December 31, 2003.
‡‡	The Manager, at its discretion, reimbursed certain expenses of Class I shares.
Ø	Less than + or - $0.01.
See Notes to Financial Statements.

Report of Independent Registered
Public Accounting Firm

The Trustees and Shareholders,
Seligman High-Yield Fund of
Seligman High Income Fund Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman High-Yield Fund, one of the funds constituting Seligman High Income Fund Series (the “Fund”) as of June 30, 2006, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended December 31, 2005, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman High-Yield Fund of Seligman High Income Fund Series as of June 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2005, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 22, 2006

Trustees

John R. Galvin 1, 3	Robert L. Shafer 2, 3
• Dean Emeritus, Fletcher School of Law	• Ambassador and Permanent Observer of the
and Diplomacy at Tufts University	Sovereign Military Order of Malta to the
• Chairman Emeritus, American Council	United Nations
on Germany
James N. Whitson 1, 3
Frank A. McPherson 2, 3	• Retired Executive Vice President and Chief
• Retired Chairman of the Board and Chief	Operating Officer, Sammons Enterprises, Inc.
Executive Officer, Kerr-McGee Corporation	• Director, CommScope, Inc.
• Director, DCP Midstream GP, LLP, Integris
Health, Oklahoma Chapter of the Nature	Brian T. Zino
Conservancy, Oklahoma Medical Research	• Director and President,
Foundation, Boys and Girls Clubs of Oklahoma,	J. & W. Seligman & Co. Incorporated
Oklahoma City Public Schools Foundation and	• Chairman, Seligman Data Corp.
Oklahoma Foundation for Excellence in	• Director, ICI Mutual Insurance Company,
Education	Seligman Advisors, Inc. and Seligman
Services, Inc.
Betsy S. Michel 1, 3	• Member of the Board of Governors,
• Trustee, The Geraldine R. Dodge Foundation	Investment Company Institute

William C. Morris
• Chairman, J. & W. Seligman & Co. Incorporated,
Carbo Ceramics Inc., Seligman Advisors, Inc.	Member: 1 Audit Committee
and Seligman Services, Inc.	2 Trustee Nominating Committee
• Director, Seligman Data Corp.	3 Board Operations Committee
• President and Chief Executive Officer, The
Metropolitan Opera Association

Leroy C. Richie 1, 3
• Counsel, Lewis & Munday, P.C.
• Chairman and Chief Executive Officer,	It is with deep sorrow that we mourn
Q Standards Worldwide, Inc.	the recent death of Alice Stone
• Director, Kerr-McGee Corporation, Infinity, Inc.	Ilchman, a respected member since
and Vibration Control Technologies, LLC	1990 of the Boards of the Seligman
• Lead Outside Director, Digital Ally Inc.	investment companies.
• Director and Chairman, Highland Park Michigan
Economic Development Corp.
• Chairman, Detroit Public Schools Foundation

Executive Officers

William C. Morris	Paul A. Langlois	Thomas G. Rose
Chairman	Vice President	Vice President

Brian T. Zino	J. Eric Misenheimer	Lawrence P. Vogel
President and Chief Executive Officer	Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Henry P. Rose	Frank J. Nasta
Vice President and Chief Compliance Officer	Vice President	Secretary

Additional Fund Information

Quarterly Schedule of Investments
A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to stockholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to stockholders on Seligman’s website at www.seligman.com.1

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

__________
[1]
These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectus or statement of additional information.

TXHY3 6/06

Seligman
U.S. Government Securities Fund

Mid-Year Report
June 30, 2006

Seeking High Current Income by Investing in US Government Securities

J. & W. Seligman & Co.
Incorporated
Established 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	5

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Financial Highlights	18

Trustees and Executive Officers	23

Additional Fund Information	24

To The Shareholders

Your mid-year shareholder report for Seligman U.S. Government Securities Fund follows this letter. This report contains the Fund’s investment results, portfolio of investments, and financial statements.

For the six months ended June 30, 2006, Seligman U.S. Government Securities Fund posted a total return, based on the net asset value of Class A shares, of (1.47)%. During the same period, the Fund’s peers, as measured by the Lipper General US Government Funds Average returned (1.59)%, and the Lehman Brothers Government Bond Index returned (0.89)%.

We are pleased to announce that, effective April 7, 2006, Francis L. Mustaro joined Seligman as the Fund’s Portfolio Manager. Mr. Mustaro was previously a Managing Director and Senior Portfolio Manager in the Core Fixed Income Group of Citigroup Asset Management, where he was responsible for managing $2.2 billion in government, corporate, asset-backed, and mortgage-backed securities for defined contribution, insurance, mutual fund, and central bank clients.

We thank you for your continued support of Seligman U.S. Government Securities Fund and look forward to serving your investment needs for many years to come.

By order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

August 18, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan Services
100 Park Avenue	New York, NY 10017	(212) 682-7600	Outside the
New York, NY 10017			United States
	General Counsel	(800) 622-4597	24-Hour Automated
General Distributor	Sullivan & Cromwell LLP		Telephone Access
Seligman Advisors, Inc.			Service
100 Park Avenue
New York, NY 10017

1

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman U.S. Government Securities Fund (the “Fund”) and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

__________
[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectus or statement of additional information.

2

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended June 30, 2006
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class B Since Inception 1/1/97		Class C Since Inception 5/27/99	Class R Since Inception 4/30/03
Class A
With Sales Charge	(6.11)%	(7.43)%	1.84%	3.96%	n/a		n/a	n/a
Without Sales Charge	(1.47)	(2.86)	2.83	4.46	n/a		n/a	n/a
Class B
With CDSC†	(6.67)	(8.41)	n/a	n/a	n/a		n/a	n/a
Without CDSC	(1.83)	(3.71)	2.06	n/a	3.6	%‡	n/a	n/a
Class C
With Sales Charge and CDSC††	(3.78)	(5.58)	1.88	n/a	n/a		2.88%	n/a
Without Sales Charge and CDSC	(1.83)	(3.71)	2.09	n/a	n/a		3.03	n/a
Class D
With 1% CDSC	(2.80)	(4.65)	n/a	n/a	n/a		n/a	n/a
Without CDSC	(1.83)	(3.71)	2.09	3.68	n/a		n/a	n/a
Class R
With 1% CDSC	(2.58)	(4.19)	n/a	n/a	n/a		n/a	n/a
Without CDSC	(1.61)	(3.25)	n/a	n/a	n/a		n/a	(0.35)%
Benchmarks
Lehman Brothers
Government Bond Index**	(0.89)	(1.16)	4.73	6.04	5.86	#	5.45	1.89
Blended Index**	(0.50)	(0.38)	4.69	6.09	5.89	#	5.48	2.36
Lipper General US Government Funds Average**	(1.59)	(2.21)	3.82	5.14	4.92	##	4.48	1.20

__________
See footnotes on page 4.

3

Performance and Portfolio Overview

Investment Results
Net Asset Value Per Share				Dividends Per Share and Yield Information
				For Periods Ended June 30, 2006
	6/30/06	12/31/05	6/30/05	Dividends Paidø	SEC 30-Day Yieldsøø
Class A	$6.67	$6.89	$7.09	$0.119	4.12%
Class B	6.68	6.90	7.11	0.094	3.43
Class C	6.68	6.90	7.11	0.094	3.38
Class D	6.68	6.90	7.11	0.094	3.41
Class R	6.67	6.89	7.10	0.110	3.92

Weighted Average Maturity	21.0 years

__________
*	Returns for periods of less than one year are not annualized.
**
The Lehman Brothers Government Bond Index (the “Lehman Index”), the Blended Index, and the Lipper General US Government Funds Average (the “Lipper Average”) are unmanaged benchmarks that assume reinvestment of dividends and exclude the effect of taxes and sales charges. The Lehman Index and the Blended Index also excludes the effect of fees. The Lipper Average includes funds that invest at least 65% of their assets in US government and government agency issues. The Lehman Index is a benchmark index made up of the Treasury Bond Index and the Agency Bond Index as well as the 1- 3 Year Government Index and 20+ Year Treasury Index. The Blended Index is an index created by J. & W. Selgman & Co. Incorporated, the Fund’s manager (the “Manager”). The Blended Index consists of a fifty percent equal weighting in the Lehman Index and the Lehman Brothers Fixed-Rate Mortgage Backed Securities Index (The “Lehman MBS Index”), which covers the fixed-rate agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). In the Manager’s view, the Blended Index better represents the securities in which the Fund expects to invest since Fund shareholders approved amendments to the Fund’s principal investment strategies in October 2005. The Fund’s holdings, however, may not be evenly weighted among the securities covered by the Lehman Index and Lehman MBS Index, and the weighting of the Fund’s holdings may vary significantly among such securities. The Fund is actively managed and its holdings are subject to change. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less, and 2% for the five-year period.
††	The CDSC is 1% for periods up to 18 months.
‡	Returns from inception for Class B shares reflect automatic conversion to Class A shares approximately eight years after inception date.
Ø	Represents per share amount paid or declared for the six months ended June 30, 2006.
ØØ	Current yield, representing the annualized yield for the 30-day period ended June 30, 2006, has been computed in accordance with SEC regulations and will vary.
#	From December 31, 1996.
##	From January 2, 1997.

Composition of Net Assets
	Percent of Net Assets
	6/30/06	12/31/05
US Treasury Securities	37.2	27.4
Other US Government Full Faith and Credit Obligations	37.1	45.5
US Government Agency Obligations	30.6	15.1
Short-Term Holdings and Other Assets Less Liabilities	(4.9)	12.0
Total	100.0	100.0

4

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006 and held for the entire six-month period ended June 30, 2006.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/06	Annualized Expense Ratio*	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06
Class A	$1,000.00	1.43%	$985.30	$7.04	$1,017.70	$7.15
Class B	1,000.00	2.18	981.70	10.71	1,013.98	10.89
Class C	1,000.00	2.18	981.70	10.71	1,013.98	10.89
Class D	1,000.00	2.18	981.70	10.71	1,013.98	10.89
Class R	1,000.00	1.68	983.90	8.26	1,016.46	8.40

__________
*
Expenses of Class B, Class C, Class D and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**
Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

5

Portfolio of Investments (unaudited)
June 30, 2006

	Principal Amount	Value
US Full Faith and Credit Obligations 74.3%
US Treasury Bonds:
8.125%, 8/15/2021	$3,155,000	$4,068,227
5.375%, 2/15/2031	3,000,000	3,052,737
US Treasury Inflation-Protected Securities 2%, 1/15/2016	1,116,434	1,066,500
US Treasury Notes:
4.375%, 1/31/2008	4,810,000	4,751,568
3.375%, 2/15/2008	10,700,000	10,403,246
5.125%, 5/15/2016	970,000	969,167
Ginnie Mae:
5%, 1/20/2014*	2,351,526	2,304,019
5%, 5/20/2025	3,350,000	3,124,143
4%, 12/16/2028*	1,558,748	1,522,319
5%, 5/20/2029	500,000	487,393
5.5%, 10/20/2033	5,000,000	4,747,817
5.5%, 8/20/2035	5,522,700	5,486,206
5.5%, 7/2006 TBA (MDR)*	2,000,000	1,938,750
Overseas Private Investment 5.142%, 12/15/2023	2,000,000	1,913,784
Small Business Administration 5.199%, 8/1/2012*	1,265,640	1,236,424
US Trade Funding 4.26%, 11/15/2014	1,560,781	1,498,443
Total US Full Faith and Credit Obligations (Cost $49,944,084)		48,570,743
US Government Agency Obligations 30.6%
Fannie Mae:
5.5%, 2/22/2011	1,100,000	1,089,943
5.1%, 6/26/2018	1,237,000	1,115,842
5%, 6/25/2025	2,000,000	1,860,838
4.679%, 9/1/2035*#	6,187,402	6,108,448
5.395%, 2/1/2036*#	1,210,661	1,205,032
5.356%, 4/1/2036*#	997,681	977,374
6.5%, 7/2006 TBA*	1,000,000	1,005,312
6%, 7/2006 TBA*	1,000,000	984,375
Freddie Mac:
5.4%, 2/28/2011	1,000,000	990,719
4.6%, 6/5/2018	1,500,000	1,346,531
Freddie Mac Gold:
6%, 11/1/2010*	153,535	154,489
5.298%, 2/1/2036*#	2,558,207	2,513,604
5%, 7/2006 TBA (MDR)*	685,000	639,832
Total US Government Agency Obligations (Cost $20,229,120)		19,992,339

__________
See footnotes on page 7.

6

Portfolio of Investments (unaudited)
June 30, 2006

	Principal Amount	Value
Repurchase Agreement 1.8%
State Street Bank 4.15%, dated 6/30/2006 maturing 7/3/2006 in the amount of $1,143,395 collateralized by: $1,160,000 US Treasury Notes 6.5%, 10/15/2006, with a fair market value of $1,180,300 (Cost $1,143,000)	$1,143,000	$1,143,000
Total Investments (Cost $71,316,204) 106.7%		69,706,082
Other Assets Less Liabilities (6.7)%		(4,362,600)
Net Assets 100.0%		$65,343,482

__________
*
Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2006.
MDR - Mortgage dollar rolls.
TBA - To-be-announced.
See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)
June 30, 2006

Assets:
Investments, at value:
US Full Faith and Credit Obligations (cost $49,944,084)	$48,570,743
US Government Agency Obligations (cost $20,229,120)	19,992,339
Repurchase agreement (cost $1,143,000)	1,143,000
Total investments (cost $71,316,204)	69,706,082
Cash (including restricted cash of $10,000)	20,976
Receivable for interest	615,207
Receivable for shares of Beneficial Interest sold	387,411
Expenses prepaid to shareholder service agent	9,037
Other	29,088
Total Assets	70,767,801
Liabilities:
Payable for securities purchased	4,590,516
Payable for shares of Beneficial Interest repurchased	620,831
Dividends payable	96,530
Distribution and service fees (12b-1) payable	29,771
Management fee payable	27,067
Accrued expenses and other	59,604
Total Liabilities	5,424,319
Net Assets	$65,343,482
Composition of Net Assets:
Shares of Beneficial Interest, at par ($0.001 par value; unlimited shares authorized; 9,791,422 shares outstanding):
Class A	$5,831
Class B	1,447
Class C	772
Class D	1,614
Class R	127
Additional paid-in capital	76,323,860
Dividends in excess of net investment income	(2,412)
Accumulated net realized loss	(9,377,635)
Net unrealized depreciation of investments	(1,610,122)
Net Assets	$65,343,482
Net Asset Value Per Share:
Class A ($38,882,081 ÷ 5,830,649 shares)	$6.67
Class B ($9,671,521 ÷ 1,447,270 shares)	$6.68
Class C ($5,157,480 ÷ 772,023 shares)	$6.68
Class D ($10,781,979 ÷ 1,614,028 shares)	$6.68
Class R ($850,421 ÷ 127,452 shares)	$6.67

__________
See Notes to Financial Statements.

8

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2006

Investment Income:
Interest	$1,729,467
Expenses:
Distribution and service (12b-1) fees	194,036
Management fee	175,912
Shareholder account services	150,476
Registration	43,499
Auditing and legal fees	18,606
Shareholder reports and communications	11,935
Custody and related services	6,949
Trustees’ fees and expenses	3,263
Miscellaneous	5,456
Total Expenses	610,132
Net Investment Income	1,119,335
Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	(1,449,966)
Net change in unrealized depreciation of investments	(863,853)
Net Loss on Investments	(2,313,819)
Decrease in Net Assets from Operations	$(1,194,484)

__________
See Notes to Financial Statements.

9

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$1,119,335	$2,204,789
Net realized loss on investments	(1,449,966)	(1,906,850)
Net change in unrealized depreciation of investments	(863,853)	(620,914)
Decrease in Net Assets from Operations	(1,194,484)	(322,975)
Distribution to Shareholders:
Net investment income:
Class A	(720,628)	(1,344,739)
Class B	(156,638)	(411,033)
Class C	(74,638)	(173,942)
Class D	(152,863)	(259,896)
Class R	(12,604)	(15,179)
Total	(1,117,371)	(2,204,789)
Dividends in excess of net investment income:
Class A	—	(60,461)
Class B	—	(18,480)
Class C	—	(7,821)
Class D	—	(11,685)
Class R	—	(682)
Total	—	(99,129)
Decrease in Net Assets from Distributions	(1,117,371)	(2,303,918)
Capital Share Transactions:
Net proceeds from sales of shares	3,462,120	6,556,901
Investment of dividends	906,045	1,856,046
Exchanged from associated funds	3,182,859	8,252,031
Total	7,551,024	16,664,978
Cost of shares repurchased	(13,843,644)	(26,820,217)
Exchanged into associated funds	(2,118,807)	(4,509,051)
Total	(15,962,451)	(31,329,268)
Decrease in Net Assets from Capital Share Transactions	(8,411,427)	(14,664,290)
Decrease in Net Assets	(10,723,282)	(17,291,183)
Net Assets:
Beginning of period	76,066,764	93,357,947
End od Period (net of dividends in excess of net investment income of $2,412 and $20,968, respectively)	$65,343,482	$76,066,764

__________
See Notes to Financial Statements.

10

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman U.S. Government Securities Fund (the “Fund”) is a series of Seligman High Income Fund Series (the “Series”). The Fund offers the following five classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans that have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but in the event of a plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.
Security Valuation — Investments in US Government and Government agency obligations are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the trustees. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may

11

Notes to Financial Statements (unaudited)

result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of portfolio securities for financial reporting purposes.

d.
Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.
Securities Purchased and Sold on a TBA Basis — The Fund may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above.

f.
Mortgage Dollar Rolls — The Fund may enter into mortgage dollar roll transactions using TBAs in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a sale and purchase transaction, with any gain or loss recognized at the time of each sale. The Fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

g.
Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2006, distribution and service fees were the only class-specific expenses.

h.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on exdividend dates.

i.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

3.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the Fund’s average daily net assets.

12

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $1,316 from sales of Class A and Class C shares. Commissions of $2,785 and $131 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2006, fees incurred under the Plan aggregated $51,275, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2006, amounted to $33.

For the six months ended June 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of average daily net assets of Class R shares amounted to $57,751, $27,338, $55,749, and $1,923, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2006, such charges amounted to $1,480. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees of $4,665.

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $150,476 for shareholder account services in accordance with a methodology approved by the Fund’s trustees.

Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The

13

Notes to Financial Statements (unaudited)

leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2006, the Series’ potential obligation under the Guaranties is $147,900. As of June 30, 2006, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The accumulated balance at December 31, 2005 of $13,092 was paid to the participating trustee in January 2006. As of June 30, 2006, no trustees were participating in the deferred compensation arrangement.

4.
Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The trustees have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2006, the Fund did not borrow from the credit facility.

5.
Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006, amounted to $108,806,516 and $104,907,664, respectively.

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2006, the cost of investments for federal income tax purposes was $71,458,174. The tax basis cost was greater than the cost for financial reporting purposes due to the deferral of losses on wash sales of $132,039 and the amortization of premium for financial reporting purposes of $9,931.

14

Notes to Financial Statements (unaudited)

At June 30, 2006, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$9,155
Gross unrealized depreciation of portfolio securities	(1,761,247)
Net unrealized depreciation of portfolio securities	(1,752,092)
Undistributed ordinary income	—
Capital loss carryforwards	(7,480,596)
Current period net realized losses	(1,753,309)
Total accumulated losses	$(10,985,997)

The tax characterizaton of distributions paid was as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Ordinary income	$1,117,371	$2,303,918

At December 31, 2005, the Fund had net capital loss carryforwards for federal income tax purposes of $7,480,596, which are available for offset against future taxable net capital gains, with $1,359,544 expiring in 2007, $1,438,163 expiring in 2008, $2,770,254 expiring in 2012, and $1,912,635 expiring in 2013. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards. There can be no assurance that the Fund will be able to utilize all of these capital loss carryforwards before they expire.

7.
Transactions in Shares of Beneficial Interest — The Fund has authorized unlimited shares of $0.001 par value Shares of Beneficial Interest. Transactions in Shares of Beneficial Interest were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	260,195	$1,765,689	530,185	$3,714,259
Investment of dividends	85,723	579,586	163,095	1,141,291
Exchanged from associated funds	226,014	1,538,743	482,285	3,399,966
Converted from Class B*	225,653	1,524,840	421,692	2,946,104
Total	797,585	5,408,858	1,597,257	11,201,620
Cost of shares repurchased	(1,247,251)	(8,441,055)	(1,619,668)	(11,326,920)
Exchanged into associated funds	(166,993)	(1,133,108)	(227,908)	(1,596,807)
Total	(1,414,244)	(9,574,163)	(1,847,576)	(12,923,727)
Decrease	(616,659)	$(4,165,305)	(250,319)	$(1,722,107)
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	32,434	$220,597	52,791	$371,163
Investment of dividends	17,225	116,740	44,726	314,250
Exchanged from associated funds	90,381	610,532	192,927	1,361,640
Total	140,040	947,869	290,444	2,047,053
Cost of shares repurchased	(437,602)	(2,970,472)	(1,041,809)	(7,308,634)
Exchanged into associated funds	(56,544)	(383,603)	(180,902)	(1,272,425)
Converted to Class A*	(225,042)	(1,523,978)	(420,643)	(2,945,051)
Total	(719,188)	(4,878,053)	(1,643,354)	(11,526,110)
Decrease	(579,148)	$(3,930,184)	(1,352,910)	$(9,479,057)

__________
See footnote on page 16.

15

Notes to Financial Statements (unaudited)

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	10,330	$69,888	50,051	$351,708
Investment of dividends	8,388	56,800	20,416	143,296
Exchanged from associated funds	14,130	95,816	47,950	337,224
Total	32,848	222,504	118,417	832,228
Cost of shares repurchased	(119,174)	(809,876)	(567,254)	(3,975,791)
Exchanged into associated funds	(13,470)	(92,316)	(52,016)	(365,742)
Total	(132,644)	(902,192)	(619,270)	(4,341,533)
Decrease	(99,796)	$(679,688)	(500,853)	$(3,509,305)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	170,574	$1,159,936	231,056	$1,620,794
Investment of dividends	20,791	140,713	34,465	241,695
Exchanged from associated funds	135,294	929,553	443,991	3,134,838
Total	326,659	2,230,202	709,512	4,997,327
Cost of shares repurchased	(230,537)	(1,560,944)	(559,158)	(3,928,976)
Exchanged into associated funds	(75,149)	(509,780)	(181,942)	(1,273,955)
Total	(305,686)	(2,070,724)	(741,100)	(5,202,931)
Increase (decrease)	20,973	$159,478	(31,588)	$(205,604)
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	36,177	$245,148	71,115	$497,924
Investment of dividends	1,806	12,206	2,220	15,514
Exchanged from associated funds	1,191	8,215	2,586	18,363
Total	39,174	265,569	75,921	531,801
Cost of shares repurchased	(9,109)	(61,297)	(40,388)	(279,896)
Exchanged into associated funds	—	—	(17)	(122)
Total	(9,109)	(61,297)	(40,405)	(280,018)
Increase	30,065	$204,272	35,516	$251,783

__________
*
Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

8.
Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman U.S. Government Securities Fund).

16

Notes to Financial Statements (unaudited)

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.
Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

17

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.89	$7.10	$7.23	$7.39	$6.97	$6.91
Income (Loss) from Investment Operations:
Net investment income	0.12	0.20	0.19	0.18	0.26	0.32
Net realized and unrealized gain (loss) on investments	(0.22)	(0.20)	(0.11)	(0.14)	0.45	0.08
Total from Investment Operations	(0.10)	—	0.08	0.04	0.71	0.40
Less Distributions:
Dividends from net investment income	(0.12)	(0.20)	(0.19)	(0.18)	(0.26)	(0.32)
Dividends in excess of net investment income	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.02)
Total Distributions	(0.12)	(0.21)	(0.21)	(0.20)	(0.29)	(0.34)
Net Asset Value, End of Period	$6.67	$6.89	$7.10	$7.23	$7.39	$6.97
Total Return	(1.47)%	—%	1.09%	0.55%	10.45%	5.95%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$38,882	$44,402	$47,553	$59,660	$80,556	$81,722
Ratio of expenses to average net assets	1.43%†	1.50%	1.31%	1.27%	1.24%	1.16%
Ratio of net investment income to average net assets	3.49%†	2.90%	2.66%	2.38%	3.68%	4.59%
Portfolio turnover rate	154.89%	286.60%	133.02%	250.49%	184.24%	66.84%

__________
See footnotes on page 22.

18

Financial Highlights (unaudited)

Class B
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.90	$7.12	$7.25	$7.40	$6.98	$6.93
Income (Loss) from Investment Operations:
Net investment income	0.09	0.15	0.14	0.12	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.22)	(0.21)	(0.11)	(0.13)	0.45	0.07
Total from Investment Operations	(0.13)	(0.06)	0.03	(0.01)	0.66	0.34
Less Distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.14)	(0.12)	(0.21)	(0.27)
Dividends in excess of net investment income	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.02)
Total Distributions	(0.09)	(0.16)	(0.16)	(0.14)	(0.24)	(0.29)
Net Asset Value, End of Period	$6.68	$6.90	$7.12	$7.25	$7.40	$6.98
Total Return	(1.83)%	(0.88)%	0.34%	(0.08)%	9.63%	5.01%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,672	$13,986	$24,045	$40,659	$66,563	$44,557
Ratio of expenses to average net assets	2.18%†	2.26%	2.06%	2.03%	1.99%	1.91%
Ratio of net investment income to average net assets	2.74%†	2.14%	1.91%	1.62%	2.93%	3.84%
Portfolio turnover rate	154.89%	286.60%	133.02%	250.49%	184.24%	66.84%

__________
See footnotes on page 22.

19

Financial Highlights (unaudited)

Class C
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.90	$7.11	$7.25	$7.40	$6.98	$6.92
Income (Loss) from Investment Operations:
Net investment income	0.09	0.15	0.14	0.12	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.22)	(0.20)	(0.12)	(0.13)	0.45	0.08
Total from Investment Operations	(0.13)	(0.05)	0.02	(0.01)	0.66	0.35
Less Distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.14)	(0.12)	(0.21)	(0.27)
Dividends in excess of net investment income	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.02)
Total Distributions	(0.09)	(0.16)	(0.16)	(0.14)	(0.24)	(0.29)
Net Asset Value, End of Period	$6.68	$6.90	$7.11	$7.25	$7.40	$6.98
Total Return	(1.83)%	(0.74)%	0.20%	(0.08)%	9.63%	5.16%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,157	$6,016	$9,764	$18,739	$25,488	$15,961
Ratio of expenses to average net assets	2.18%†	2.26%	2.06%	2.03%	1.99%	1.91%
Ratio of net investment income to average net assets	2.74%†	2.14%	1.91%	1.62%	2.93%	3.84%
Portfolio turnover rate	154.89%	286.60%	133.02%	250.49%	184.24%	66.84%
__________
See footnotes on page 22.

20

Financial Highlights (unaudited)

Class D
	Six Months Ended	Year Ended December 31,
	6/30/06	2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.90	$7.11	$7.24	$7.40	$6.98	$6.92
Income (Loss) from Investment Operations:
Net investment income	0.09	0.15	0.14	0.12	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.22)	(0.20)	(0.11)	(0.14)	0.45	0.08
Total from Investment Operations	(0.13)	(0.05)	0.03	(0.02)	0.66	0.35
Less Distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.14)	(0.12)	(0.21)	(0.27)
Dividends in excess of net investment income	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.02)
Total Distributions	(0.09)	(0.16)	(0.16)	(0.14)	(0.24)	(0.29)
Net Asset Value, End of Period	$6.68	$6.90	$7.11	$7.24	$7.40	$6.98
Total Return	(1.83)%	(0.74)%	0.34%	(0.22)%	9.63%	5.16%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,782	$10,992	$11,556	$14,789	$23,768	$20,106
Ratio of expenses to average net assets	2.18%†	2.26%	2.06%	2.03%	1.99%	1.91%
Ratio of net investment income toaverage net assets	2.74%†	2.14%	1.91%	1.62%	2.93%	3.84%
Portfolio turnover rate	154.89%	286.60%	133.02%	250.49%	184.24%	66.84%

__________
See footnotes on page 22.

21

Financial Highlights (unaudited)

Class R
	Six Months Ended	Year Ended December 31,		4/30/03*to
	6/30/06	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$6.89	$7.10	$7.23	$7.36
Income (Loss) from Investment Operations:
Net investment income	0.11	0.18	0.17	0.10
Net realized and unrealized loss on investments	(0.22)	(0.20)	(0.11)	(0.10)
Total from Investment Operations	(0.11)	(0.02)	0.06	—
Less Distributions
Dividends from net investment income	(0.11)	(0.18)	(0.17)	(0.10)
Dividends in excess of
net investment income	—	(0.01)	(0.02)	(0.03)
Total Distributions	(0.11)	(0.19)	(0.19)	(0.13)
Net Asset Value, End of Period	$6.67	$6.89	$7.10	$7.23
Total Return	(1.61)%	(0.25)%	0.82%	(0.05)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$850	$671	$440	$2
Ratio of expenses to average net assets	1.68%†	1.76%	1.56%	1.57%†
Ratio of net investment loss to average net assets	3.24%†	2.64%	2.41%	2.01%†
Portfolio turnover rate	154.89%	286.60%	133.02%	250.49%††

__________
*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2003.
See Notes to Financial Statements.

22

Trustees

John R. Galvin 1, 3	Robert L. Shafer 2, 3
• Dean Emeritus, Fletcher School of Law	• Ambassador and Permanent Observer of the
and Diplomacy at Tufts University	Sovereign Military Order of Malta to the
• Chairman Emeritus, American Council	United Nations
on Germany
James N. Whitson 1, 3
Frank A. Mc Pherson 2, 3	• Retired Executive Vice President and Chief
• Retired Chairman of the Board and Chief	Operating Officer, Sammons Enterprises, Inc.
Executive Officer, Kerr-McGee Corporation	• Director, CommScope, Inc.
• Director, DCP Midstream GP, LLP, Integris
Health, Oklahoma Chapter of the Nature	Brian T. Zino
Conservancy, Oklahoma Medical Research	• Director and President,
Foundation, Boys and Girls Clubs of Oklahoma,	J. & W. Seligman & Co. Incorporated
Oklahoma City Public Schools Foundation and	• Chairman, Seligman Data Corp.
Oklahoma Foundation for Excellence in	• Director, ICI Mutual Insurance Company,
Education	Seligman Advisors, Inc. and Seligman
Services, Inc.
Betsy S. Michel 1, 3	• Member of the Board of Governors,
• Trustee, The Geraldine R. Dodge Foundation	Investment Company Institute

William C. Morris
• Chairman, J. & W. Seligman & Co. Incorporated,
Carbo Ceramics Inc., Seligman Advisors, Inc.	Member: 1 Audit Committee
and Seligman Services, Inc.	2 Trustee Nominating Committee
• Director, Seligman Data Corp.	3 Board Operations Committee
• President and Chief Executive Officer, The
Metropolitan Opera Association

Leroy C. Richie 1, 3
• Counsel, Lewis & Munday, P.C.
• Chairman and Chief Executive Officer,	It is with deep sorrow that we mourn
Q Standards Worldwide, Inc.	the recent death of Alice Stone
• Director, Kerr-McGee Corporation, Infinity, Inc.	Ilchman, a respected member since
and Vibration Control Technologies, LLC	1990 of the Boards of the Seligman
• Lead Outside Director, Digital Ally Inc.	investment companies.
• Director and Chairman, Highland Park Michigan
Economic Development Corp.
• Chairman, Detroit Public Schools Foundation

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Francis L. Mustaro
Vice President

23

Additional Fund Information

Quarterly Schedule of Investments
A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to stockholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1  Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

__________
[1]
These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectus or statement of additional information.

24

TXUSG3 6/06

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 30, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: August 30, 2006

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.